                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-05597

              Morgan Stanley Municipal Income Opportunities Trust
               (Exact name of registrant as specified in charter)

  522 Fifth Avenue, New York, New York                                   10036
(Address of principal executive offices)                              (Zip code)

                               Ronald E. Robison
                   522 Fifth Avenue, New York, New York 10036
                     (Name and address of agent for service)

Registrant's telephone number, including area code: 212-296-6990

Date of fiscal year end: May 31, 2008

Date of reporting period: August 31, 2007

ITEM 1. SCHEDULE OF INVESTMENTS.

The Fund's schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:

MORGAN STANLEY MUNICIPAL INCOME OPPORTUNITIES TRUST
PORTFOLIO OF INVESTMENTS AUGUST 31, 2007 (UNAUDITED)

PRINCIPAL
AMOUNT IN                                                                COUPON    MATURITY
THOUSANDS                                                                 RATE       DATE         VALUE
---------                                                                ------    --------   ------------
            TAX-EXEMPT MUNICIPAL BONDS (104.5%)
            ALABAMA (0.6%)
$   1,000   Colbert County - Northwest Health Care Authority, Alabama,
               Helen Keller Hospital, Ser 2003                             5.75%   06/01/27   $    985,400
                                                                                              ------------
            ALASKA (0.6%)
    1,000   Northern Tobacco Securitization Corporation, Alaska,
               Asset Backed, Ser 2006 A                                    5.00    06/01/46        854,720
                                                                                              ------------
            CALIFORNIA (7.7%)
    1,955   California County Tobacco Securitization Agency, Gold
               County Settlement Funding Corp, Ser 2006                    0.00    06/01/33        360,463
      500   California Housing Finance Agency, RITES PA 1417 Ser 2006
               (AMT)                                                      4.117##  08/01/31        370,450
      500   California Housing Finance Agency, RITES PA 1417 Ser 2006
               (AMT)                                                      4.317##  08/01/36        359,030
    2,000   California Statewide Community, Baptist University, Ser
               2007 A                                                      5.50    11/01/38      1,943,240
    4,000   Golden State Tobacco Securitization Corporation,
               California, Enhanced Asset Backed, Ser 2007 A-1 @@         5.125    06/01/47      3,545,099
    2,000   Sacramento Financing Authority, California, Convention
               Center Hotel, Ser 1999 A                                    6.25    01/01/30      2,005,440
    1,000   San Diego County, California, San Diego Natural History
               Museum COPs                                                 5.70    02/01/28        967,070
    1,000   San Marcos Community Facilities District # 2002-01,
               California, University Commons, Ser 2004                    5.95    09/01/35      1,018,780
    1,000   Santa Ana, Unified School District Community Facilities,
               District #  2004-1, California, Central Park, Ser 2005      5.10    09/01/35        938,450
   13,000   Silicon Valley Tobacco Securitization Authority,
               California, Santa Clara Tobacco Securitization Corp,
               Ser 2007                                                    0.00    06/01/56        378,950
                                                                                              ------------
                                                                                                11,886,972
                                                                                              ------------
            COLORADO (4.1%)
    1,000   Colorado Health Facilities Authority, Christian Living
               Communities, Ser 2006                                       5.75    01/01/37        951,720
       45   Colorado Housing & Finance Authority, Ser 1996 Ser B-1
               (AMT)                                                       7.65    11/01/26         45,711
      395   Colorado Housing & Finance Authority, Ser 1998 Ser D-2
               (AMT)                                                       6.35    11/01/29        410,966
    1,000   Copperleaf Metropolitan District # 2, Colorado, Ser 2006       5.95    12/01/36        936,330
    2,000   Elk Valley Public Improvement Corporation, Colorado, Ser
               2001 A                                                      7.35    09/01/31      2,079,600
    2,000   Northwest Metropolitan District #3, Colorado, Ser 2005         6.25    12/01/35      1,954,400
                                                                                              ------------
                                                                                                 6,378,727
                                                                                              ------------
            CONNECTICUT (1.8%)
    2,000   Georgetown Special Taxing District, Connecticut, Ser
               2006 A                                                     5.125    10/01/36      1,789,420
    1,000   Mashantucket (Western) Pequot Tribe, Connecticut, Special
               Ser 1997 B **                                               5.75    09/01/27      1,003,830
                                                                                              ------------
                                                                                                 2,793,250
                                                                                              ------------
            DISTRICT OF COLUMBIA (0.2%)
      260   Metropolitan Washington Airports Authority, District of
               Columbia & Virginia, CaterAir International Corp, Ser
               1991 (AMT) ++                                             10.125    09/01/11        260,322
                                                                                              ------------
            FLORIDA (13.7%)
      500   Alachua County Florida Industrial Development Revenue,
               North Florida, Retirement Village, Ser 2007                 5.25    11/15/17        483,850
      800   Alachua County Florida Industrial Development Revenue,
               North Florida, Retirement Village, Ser 2007                5.875    11/15/36        802,656
    2,000   Beacon Lakes, Community Development District, Florida, Ser
               2003 A                                                      6.90    05/01/35      2,070,320
      960   Bellalago Educational Facilities Benefits District,
               Florida, Bellalago Charter School, Ser 2004 B               5.80    05/01/34        937,642
    3,550   Escambia County, Florida, Pensacola Care Development
               Centers, Ser 1989                                          10.25    07/01/11      3,590,292
      820   Escambia County, Florida, Pensacola Care Development
               Centers, Ser 1989 A                                        10.25    07/01/11        829,307
    1,000   Fiddlers Creek Community Development District # 1,
               Florida, Ser 2005                                           6.00    05/01/38        992,280
      500   Fountainbleau Lakes Florida Community Development
               District, Ser 2007 B                                        6.00    05/01/15        501,015
      750   Grand Bay at Doral Community Development District,
               Florida, Ser 2007 A                                         6.00    05/01/39        696,532
    1,000   Lee County Florida Industrial Development Authority,
               Florida, Lee Charter Foundation, Ser 2007 A                5.375    06/15/37        909,150

    1,415   Mid-Bay Bridge Authority, Florida, Sr Lien Crossover Refg,
               Ser 1993 A (Ambac)                                          5.85    10/01/13      1,476,836
    1,000   Midtown Miami Community Development District, Florida,
               Parking Garage, Ser 2004 A                                  6.25    05/01/37        999,220
      500   Orange County Health Facilities Authority, Florida,
               Orlando Lutheran Towers Inc, Ser 2005 *                     5.70    07/01/26        492,020
    2,000   Orange County Health Facilities Authority, Florida,
               Orlando Lutheran Towers Inc, Ser 2007                       5.50    07/01/32      1,898,720
    1,000   Orange County Health Facilities Authority, Florida,
               Westminster Community Care Services Inc, Ser 1999           6.75    04/01/34      1,027,210
    1,000   Pinellas County Health Facilities Authority, Florida,
               Oaks of Clearwater, Ser 2004                                6.25    06/01/34      1,027,150
      980   Renaissance Commons Community Development District,
               Florida, Ser 2005 A                                         5.60    05/01/36        927,090
      500   Split Pine Community Development District, Florida, Ser
               2007 A                                                      5.25    05/01/39        431,045
    1,000   St Johns County Industrial Development Authority, Florida,
               Glenmoor Ser 1999 A                                         8.00    01/01/10+     1,110,820
                                                                                              ------------
                                                                                                21,203,155
                                                                                              ------------
            GEORGIA (1.2%)
    2,000   Atlanta, Georgia, Eastside Ser 2005 B                          5.60    01/01/30      1,896,680
                                                                                              ------------
            HAWAII (2.1%)
    1,000   Hawaii Department of Budget & Finance, Kahala Nui, Ser
               2003 A                                                      8.00    11/15/33      1,126,070
    2,000   Hawaii Department of Budget & Finance, Kuakini Health, Ser
               2002 A                                                     6.375    07/01/32      2,074,500
                                                                                              ------------
                                                                                                 3,200,570
                                                                                              ------------
            IDAHO (0.7%)
    1,000   Idaho Health Facilities Authority Revenue, Idaho, Valley
               Vista Care Corporation, Ser 2007 (WI)                      6.125    11/15/27      1,012,750
                                                                                              ------------
            ILLINOIS (5.7%)
    1,000   Bolingbrook, Illinois, Sales Tax, Ser 2005                     0.00@   01/01/24        997,530
    2,000   Chicago, Illinois, Lake Shore East, Ser 2002                   6.75    12/01/32      2,101,880
      500   Hampshire, Illinois, Special Service Area #18, Ser 2007 A      6.00    03/01/44        489,495
    1,000   Illinois Finance Authority, Landing at Plymouth, Ser
               2005 A                                                      6.00    05/15/37        994,400
    1,000   Illinois Finance Authority, Luther Oaks, Ser 2006 A            6.00    08/15/39        992,230
    1,650   Illinois Finance Authority, Montgomery Place, Ser 2006  A      5.75    05/15/38      1,583,802
      725   Lincolnshire, Illinois, Service Area #1-Sedgebrook, Ser
               2004                                                        6.25    03/01/34        743,792
    1,000   Yorkville, Illinois, Cannonball/Beecher Road, Ser 2007         5.75    03/01/28        939,910
                                                                                              ------------
                                                                                                 8,843,039
                                                                                              ------------
            INDIANA (0.7%)
    1,000   Indiana Health Facility Financing Authority, Riverview
               Hospital, Ser 2002                                         6.125    08/01/31      1,037,270
                                                                                              ------------
            IOWA (0.9%)
    1,000   Iowa Finance Authority, Bethany Life Communities Refg, Ser
               2006 A                                                      5.55    11/01/41        927,780
      525   Washington County Hospital, Iowa, Ser 2006                    5.375    07/01/26        502,199
                                                                                              ------------
                                                                                                 1,429,979
                                                                                              ------------
            KANSAS (1.1%)
    1,500   Lenexa, Kansas, Lakeview Village - Southridge, Ser 2002 C     6.875    05/15/32      1,706,715
                                                                                              ------------
            MARYLAND (2.2%)
      500   Maryland Health & Higher Educational Facilities Authority,
               Edenwald, Ser 2006 A                                        5.40    01/01/31        487,340
      750   Maryland Health & Higher Educational Facilities Authority,
               King Farm Presbyterian Community, Ser 2007 A                5.30    01/01/37        687,030
      800   Maryland Health & Higher Educational Facilities Authority,
               Washington Christian Academy, Ser 2006                      5.50    07/01/38        766,200
      500   Maryland Industrial Development Financing Authority, Our
               Lady of Good Counsel High School, Ser 2005 A                6.00    05/01/35        509,010
    1,000   Maryland State Economic Development Corporation,
               Chesapeake Bay Conference Center, Ser 2006 A                5.00    12/01/31        885,190
                                                                                              ------------
                                                                                                 3,334,770
                                                                                              ------------
            MASSACHUSETTS (2.7%)
    1,500   Massachusetts Development Finance Agency,
               Loomis Communities, Ser 1999 A                              5.75    07/01/23      1,506,255
    1,675   Massachusetts Development Finance Agency,
               New England Center for Children, Ser 1998                  5.875    11/01/18      1,688,969
    1,000   Massachusetts Health & Educational Facilities Authority,
               The Learning Center for Deaf Children, Ser 1999 C          6.125    07/01/29      1,015,040
                                                                                              ------------
                                                                                                 4,210,264
                                                                                              ------------
            MICHIGAN (1.7%)
      600   Gaylord Hospital Financing Authority, Michigan, Otsego
               Memorial Hospital, Ser 2004                                 6.50    01/01/37        617,490

    2,000   Michigan Tob Settlement Financial Authority, Ser 2007 A        6.00    06/01/48      2,009,300
                                                                                              ------------
                                                                                                 2,626,790
                                                                                              ------------
            MINNESOTA (1.5%)
      750   North Oaks Minnesota SR Housing Revenue, Presbyterian
               Homes, North Oaks, Ser 2007 (WI)                           6.125    10/01/39        748,905
    1,500   St Paul Housing & Redevelopment Authority, Minnesota,
               HealthEast, Ser 2005                                        6.00    11/15/35      1,535,430
                                                                                              ------------
                                                                                                 2,284,335
                                                                                              ------------
            MISSOURI (6.1%)
      750   Branson Hills Community Improvement District, Missouri,
               Ser 2007 A                                                  5.50    04/01/27        709,988
    2,000   Des Peres, Missouri, West County Center, Ser 2002              5.75    04/15/20      2,009,100
    3,850   Fenton, Missouri, Gravois Bluffs Redevelopment, Ser 2001 A     7.00    10/01/11+     4,358,046
    1,500   Kansas City Industrial Development Agency, Missouri,
               Bishop Spencer, Ser 2004 A                                  6.50    01/01/35      1,539,795
      750   St Louis County Industrial Development Authority,
               Missouri, Pediatric Rehabilitation Center, Ser 2007 A
               (WI)                                                       6.375    12/01/41        749,903
                                                                                              ------------
                                                                                                 9,366,832
                                                                                              ------------
            NEVADA (2.0%)
    1,965   Las Vegas District # 808, Nevada, Summerlin Ser 2001           6.75    06/01/21      2,035,779
    1,000   Nevada Department of Business & Industry, Las Vegas
               Monorail 2nd Tier Ser 2000                                 7.375    01/01/40      1,005,980
                                                                                              ------------
                                                                                                 3,041,759
                                                                                              ------------
            NEW HAMPSHIRE (4.8%)
    1,500   New Hampshire Higher Educational & Health Facilities
               Authority, Littleton Hospital Assn Ser 1998 A               6.00    05/01/28      1,508,460
   12,800   New Hampshire Housing Finance Authority, Residential Ser
               1983 B                                                      0.00    01/01/15      5,999,360
                                                                                              ------------
                                                                                                 7,507,820
                                                                                              ------------
            NEW JERSEY (5.7%)
    1,000   New Jersey Economic Development Authority, Cedar Crest
                Village Inc, Ser 2001 A                                    7.25    11/15/11+     1,140,340
    1,000   New Jersey Economic Development Authority, Franciscan
               Oaks, Ser 1997                                              5.70    10/01/17      1,013,750
      730   New Jersey Economic Development Authority, Lions Gate,
               Ser 2005 A                                                 5.875    01/01/37        715,831
      700   New Jersey Economic Development Authority, Seashore
               Gardens Living Center, Ser 2006                            5.375    11/01/36        630,721
    1,000   New Jersey Economic Development Authority, The
               Presbyterian Home at Montgomery, Ser 2001 A                6.375    11/01/31      1,020,120
    2,000   New Jersey Economic Development Authority,  United
               Methodist Homes of New Jersey, Ser 1998                    5.125    07/01/25      1,877,460
    2,000   New Jersey Health Care Facilities Financing Authority,
               Raritan Bay Medical Center, Ser 1994                        7.25    07/01/27      2,039,260
    4,000   Tobacco Settlement Financing Corporation, New Jersey,
               Ser 2007-1B                                                 0.00    06/01/41        436,160
                                                                                              ------------
                                                                                                 8,873,642
                                                                                              ------------
            NEW YORK (7.4%)
    3,000   Brookhaven Industrial Development Agency, New York,
               Woodcrest Estates, Ser 1998 A (AMT)                        6.375    12/01/37      3,049,200
      415   Mount Vernon Industrial Development Agency, New York,
               Meadowview at the Wartburg, Ser 1999                        6.00    06/01/09        418,067
    2,000   New York City Industrial Development Agency, New York,
               7 World Trade Center LLC, Ser 2005 A                        6.50    03/01/35      2,090,380
    2,000   New York City Industrial Development Agency, New York,
               American Airlines Inc, Ser 2005 (AMT)                       7.75    08/01/31      2,297,760
    1,000   New York Liberty Development Corporation, National Sports
               Museum, Ser 2006 A                                         6.125    02/15/19      1,014,180
    1,500   Suffolk County Industrial Development Agency, New York,
               Medford Hamlet, Ser 2006                                   6.375    01/01/39      1,480,410
    1,000   Westchester County Industrial Development Agency, New
               York, Guiding Eyes for The Blind Inc, Ser 2004             5.375    08/01/24      1,018,740
                                                                                              ------------
                                                                                                11,368,737
                                                                                              ------------
            NORTH CAROLINA (0.6%)
    1,000   North Carolina Medical Care Commission, Presbyterian
               Homes, Ser 2006                                             5.50    10/01/31        961,900
                                                                                              ------------
            NORTH DAKOTA (0.9%)
    1,500   Grand Forks, North Dakota, 4000 Valley Square, Ser 2006        5.30    12/01/34      1,355,160
                                                                                              ------------
            OHIO (0.1%)
      200   Zanesville-Muskingum County Port Authority, Ohio, Anchor
               Glass Container Corp, Ser 1989 B (AMT)                     10.25    12/01/08        200,510
                                                                                              ------------

            PENNSYLVANIA (13.3%)
    4,000   Allegheny County Hospital Development Authority,
               Pennsylvania, West Penn Allegheny Health, Ser 2007 A @@    5.375    11/15/40      3,741,000
    1,500   Bucks County Industrial Development Authority,
               Pennsylvania,  Ann's Choice, Ser 2005 A                    6.125    01/01/25      1,523,805
    2,120   Carbon County Industrial Development Authority,
               Pennsylvania, Panther Creek Partners Refg, Ser 2000
               (AMT)                                                       6.65    05/01/10      2,199,712
    1,000   Chester County Health & Education Facilities Authority,
               Pennsylvania, Jenner's Pond Inc, Ser 2002                  7.625    07/01/12+     1,180,140
      500   Fulton County Industrial Development Authority,
               Pennsylvania, Fulton County Medical Center, Ser 2006       5.875    07/01/31        495,210
    1,000   Harrisburg Authority, Pennsylvania, Harrisburg University
               of Science & Technology, Ser 2007 B                         6.00    09/01/36        999,320
    1,000   Montgomery County Industry Development Authority,
               Pennsylvania, Whitemarsh Community, Ser 2005                6.25    02/01/35      1,010,850
    1,000   Pennsylvania Economic Development Financing Authority,
               Reliant Energy Inc, Ser 2001 A (AMT)                        6.75    12/01/36      1,087,050
    3,520   Pennsylvania Housing Finance Agency, Ser 2006-96 A
               (AMT) @@                                                    4.65    10/01/31      3,235,522
    4,480   Pennsylvania Housing Finance Agency, Ser 2006-96 A
               (AMT) @@                                                    4.70    10/01/37      4,117,938
    1,000   Washington County, Pennsylvania, Victory Centre/Tanger
               Outlet, Redevelopment Authority, Ser 2006 A                 5.45    07/01/35        974,080
                                                                                              ------------
                                                                                                20,564,627
                                                                                              ------------
            SOUTH CAROLINA (1.0%)
    1,000   Myrtle Beach, South Carolina,  Air Force Base
               Redevelopment, Ser 2006 A                                   5.30    11/01/35        894,900
      750   South Carolina Jobs-Economic Development Authority,
               Wesley Commons, Ser 2006                                    5.30    10/01/36        659,977
                                                                                              ------------
                                                                                                 1,554,877
                                                                                              ------------
            TENNESSEE (2.3%)
    2,000   Chattanooga Health Educational & Housing Facilities Board,
               Tennessee, Student Housing Refg, Ser 2005 A                 5.00    10/01/25      1,885,160
      500   Shelby County Health, Educational & Housing Facilities
               Board, Tennessee, Trezevant Manor, Ser 2006 A               5.75    09/01/37        481,090
      750   Shelby County Health, Educational & Housing Facilities
               Board, Tennessee, Village at Germantown, Ser 2003 A         7.25    12/01/34        751,890
      500   Shelby County Health, Educational & Housing Facilities
               Board, Tennessee, Village at Germantown, Ser 2006           6.25    12/01/34        428,570
                                                                                              ------------
                                                                                                 3,546,710
                                                                                              ------------
            TEXAS (6.2%)
    2,000   Austin Convention Enterprises Inc, Texas, Convention
               Center Hotel, Ser 2000 A                                    6.70    01/01/11+     2,184,760
    2,000   Austin Convention Enterprises Inc, Texas, Convention
               Center Hotel, Ser 2006 B                                    5.75    01/01/34      1,914,940
    1,000   Brazos River Authority, Texas, Texas Utilities Electric
               Co Refg, Ser 1999 A (AMT)                                   7.70    04/01/33      1,095,170
    1,000   Decatur Hospital Authority, Texas, Wise Regional Health,
               Ser 2004 A                                                 7.125    09/01/34      1,070,610
    1,250   HFDC Central Texas Inc, Legacy at Willow Bend, Ser 2006 A      5.75    11/01/36      1,158,625
    1,000   Houston Health Facilities Authority, Texas, Buckingham
               Senior Living Community, Ser 2004 A                        7.125    02/15/34      1,185,540
    1,000   Lubbock, Health Facilities Development Corporation, Texas,
               Carillon Senior Lifecare, Ser 2005 A                        6.50    07/01/26      1,020,630
                                                                                              ------------
                                                                                                 9,630,275
                                                                                              ------------
            VERMONT (1.4%)
    2,100   Vermont Economic Development Authority, Wake Robin Corp,
               Ser 1999 A                                                  6.75    03/01/09+     2,221,527
                                                                                              ------------
            VIRGINIA (2.9%)
    1,000   Chesterfield County Industrial Development Authority,
               Virginia, Virginia Electric & Power Co Ser 1985             5.50    10/01/09      1,011,010
    2,000   Peninsula Ports Authority of Virginia, Virginia Baptist
               Homes Ser 2006 C                                            5.40    12/01/33      1,837,480
      700   Peninsula Town Center Community Development Authority,
               Ser 2007 (WI)                                               6.45    09/01/37        702,814
    1,000   Virginia Beach Development Authority, Virginia,
               Westminster-Canterbury Refg, Ser 2005 A                     5.25    11/01/26        943,960
                                                                                              ------------
                                                                                                 4,495,264
                                                                                              ------------
            WASHINGTON (0.6%)
    1,000   Washington Housing Finance Commission, Skyline at First
               Hill Ser 2007 A                                            5.625    01/01/38        960,610
                                                                                              ------------
            TOTAL TAX-EXEMPT MUNICIPAL BONDS
               (Cost $162,106,371)                                                             161,595,958
                                                                                              ------------

 NUMBER
OF SHARES
  (000)
---------
            SHORT-TERM INVESTMENT (3.7%)
            INVESTMENT COMPANY (a)
    5,725   Morgan Stanley Institutional Liquidity Tax-Exempt
               Portfolio - Institutional Class
               (Cost $5,725,151)                                                                 5,725,151
                                                                                              ------------

PRINCIPAL
AMOUNT IN
THOUSANDS
---------
            FLOATING RATE NOTES RELATED TO SECURITIES HELD (- 7.5%)
  (11,665)  Notes with interest rates ranging from 3.99% to 4.05% at
               August 31, 2007 and contractual maturities of
               collateral ranging from 10/01/31 to 06/01/47 +++ (b)
               (Cost ($11,665,000))                                                            (11,665,000)
                                                                                              ------------
            TOTAL NET INVESTMENTS
               (Cost $156,166,522) (c) (d)                                            100.7%   155,656,109
            LIABILITIES IN EXCESS OF OTHER ASSETS                                      (0.7)    (1,012,189)
                                                                                   --------   ------------
            NET ASSETS                                                                100.0%  $154,643,920
                                                                                   ========   ============

----------

COPs  Certificate of Participation.

AMT   Alternative Minimum Tax.

RITES Residual Interest Tax-Exempt Security (illiquid security).

WI    Security purchased on a when - issued basis.

+    Prerefunded to call date shown.

++   Joint exemption in locations shown.

+++ Floating rate note obligations related to securities held. The interest rates shown reflect the rates in effect at August 31, 2007.

@ Security is a "step-up" bond where the coupon increases on a predetermined future date

@@   Underlying security related to inverse floater entered into by the Fund.

## Current coupon rate for inverse floating rate municipal obligation. This rate resets periodically as the auction rate on the related security changes. Positions in inverse floating rate municipal obligations have a total value of $729,480 which represents 0.5% of net assets.

* A portion of this security has been physically segregated in connection with open futures contracts in the amount of $124,800.

**   Resale is restricted to qualified institutional Investors.

(a) The Fund invests in Morgan Stanley Institutional Liquidity Tax-Exempt Portfolio - Institutional Class, an open-end management investment company managed by the Investment Adviser. Investment Advisory fees paid by the Fund are reduced by an amount equal to the advisory and administrative service fees paid by Morgan Stanley Institutional Liquidity Tax-Exempt Portfolio - Institutional Class with respect to assets invested by the Fund in Morgan Stanley Institutional Liquidity Tax-Exempt Portfolio - Institutional Class. Income distributions earned by the Fund totaled $27,420, for the period ended August 31, 2007.

(b) Floating Rate Note Obligations Related to Securities Held - The Fund enters into transactions in which it transfers to Dealer Trusts ("Dealer Trusts"), fixed rate bonds in exchange for cash and residual interests in the Dealer Trusts' assets and cash flows, which are in the form of inverse floating rate investments. The Dealer Trusts fund the purchases of the fixed rate bonds by issuing floating rate notes to third parties and allowing the Fund to retain residual interest in the bonds. The Fund enters into shortfall agreements with the Dealer Trusts which commit the Fund to pay the Dealer Trusts, in certain circumstances, the difference between the liquidation value of the fixed rate bonds held by the Dealer Trusts and the liquidation value of the floating rate notes held by third parties, as well as any shortfalls in interest cash flows. The residual interests held by the Fund (inverse floating rate investments) include the right of the Fund (1) to cause the holders of the floating rate notes to tender their notes at par at the next interest rate reset date, and (2) to transfer the municipal bond from the Dealer Trusts to the Fund, thereby collapsing the Dealer Trusts. The Fund accounts for the transfer of bonds to the Dealer Trusts as secured borrowings, with the securities transferred remaining in the Fund's investment assets, and the related floating rate notes reflected as Fund liabilities. The notes issued by the Dealer Trusts have interest rates that reset weekly and the floating rate note holders have the option to tender their notes to the Dealer Trusts for redemption at par at each reset date. At August 31, 2007, Fund investments with a value of $14,639,559 are held by the Dealer Trusts and serve as collateral for the $11,665,000 in floating rate note obligations outstanding at that date. Contractual maturities of the floating rate note obligations and interest rates in effect at August 31, 2007 are presented in the "Portfolio of Investments".

(c) Securities have been designated as collateral in an amount equal to $14,456,260 in connection with open futures and the purchase of when-issued securities.

(d) The aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is $4,706,970 and the aggregate gross unrealized depreciation is $5,217,383, resulting in net unrealized depreciation of $510,413.

Bond Insurance:
   Ambac          Ambac Assurance Corporation.

FUTURES CONTRACTS OPEN AT AUGUST 31, 2007:

NUMBER OF               DESCRIPTION, DELIVERY       UNDERLYING FACE    UNREALIZED
CONTRACTS   SHORT           MONTH AND YEAR          AMOUNT AT VALUE   DEPRECIATION
---------   -----   -----------------------------   ---------------   ------------
    15      Short        U.S. Treasury Bonds
                       20 Years September 2007        $(1,676,719)     $ (27,229)

    17      Short        U.S. Treasury Bonds
                       20 Years September 2007         (1,900,281)       (52,109)

    20      Short        U.S. Treasury Bonds
                       20 Years September 2007         (2,235,625)       (73,180)

    52      Short        U.S. Treasury Bonds
                       20 Years September 2007         (5,812,625)       (71,643)
                                                                       ----------

                    TOTAL UNREALIZED DEPRECIATION                      $(224,161)
                                                                       ==========

ITEM 2. CONTROLS AND PROCEDURES.

(a) The Fund's principal executive officer and principal financial officer have concluded that the Fund's disclosure controls and procedures are sufficient to provide reasonable assurance that information required to be disclosed by the Fund in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's ("SEC") rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report. The Fund's principal executive officer and principal financial officer have also concluded that the Fund's disclosure controls and procedures designed to ensure that information required to be disclosed by the Fund in this Form N-Q is accumulated and communicated to the Fund's management, including its principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosure were effective.

Management of the Fund has determined that as of and prior to November 30, 2006, the Fund's fiscal quarter end period, the Fund had a deficiency in its internal control over financial reporting related to the review, analysis and determination of whether certain transfers of municipal securities qualified for sale accounting under the provisions of Statement of Financial Accounting Standards No. 140 "Accounting for Transfers and Servicing of Financial Assets and Extinguishments of Liabilities." Since November 30, 2006, and prior to the issuance of the Fund's quarterly schedule of portfolio holdings, management has revised its disclosure controls and procedures and its internal control over financial reporting in order to improve the controls' effectiveness to ensure that transactions in transfer of municipal securities are accounted for properly.

Management notes that other investment companies investing in similar investments over similar time periods had been accounting for such investments in a similar manner as the Fund. Accordingly, other investment companies are also concluding that there was a material weakness in their internal control over financial reporting of such investments. There was no impact to the net asset value of the Fund's shares or the Fund's total return for any period as a result of the changes in financial reporting of such investments.

(b) There were no changes in the Fund's internal control over financial reporting that occurred during the fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Fund's internal control over financial reporting. However, as discussed above, subsequent to November 30, 2006, the Fund's internal control over financial reporting was revised.

ITEM 3. EXHIBITS.

(a) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto.

                                   SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Morgan Stanley Municipal Income Opportunities Trust


/s/ Ronald E. Robison
Ronald E. Robison
Principal Executive Officer
October 18, 2007

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


/s/ Ronald E. Robison
Ronald E. Robison
Principal Executive Officer
October 18, 2007


/s/ Francis Smith
Francis Smith
Principal Financial Officer
October 18, 2007


                                        3